UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-08201

                 ALLIANCEBERNSTEIN GREATER CHINA '97 FUND, INC.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                             AllianceBernstein L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                     Date of fiscal year end: July 31, 2007

                   Date of reporting period: October 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

Greater China '97 Fund
Portfolio of Investments
October 31, 2006 (unaudited)

Company                                                   Shares    U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS - 95.0%
Finance - 29.8%
Banking - Regional - 11.8%
Chang Hwa Commercial Bank (a)                           1,045,000   $    648,103
China Construction Bank-Class H (b)                     7,300,000      3,277,078
China Merchants Bank Co. Ltd. (a)                         630,500        984,193
Chinatrust Financial Holding Co. Ltd.                     711,753        515,843
Ind & Comm Bk Of China - H (a)                          5,305,000      2,373,785
Wing Hang Bank Ltd.                                        52,500        510,397
Wing Lung Bank                                             40,000        380,067
                                                                    ------------
                                                                       8,689,466
                                                                    ------------
Brokerage & Money Management - 2.1%
Hong Kong Exchanges and Clearing Ltd.                     200,000      1,579,767
                                                                    ------------
Insurance - 5.5%
Cathay Financial Holding Co. Ltd.                         629,831      1,220,796
Cathay Financial Holding Co. Ltd. (GDR) (b)                 4,409         85,531
China Life Insurance Co. Ltd.-Class H                   1,292,000      2,724,626
                                                                    ------------
                                                                       4,030,953
                                                                    ------------
Miscellaneous - 1.5%
Melco International Development                           456,000      1,115,104
                                                                    ------------
Multi Industry Companies - 1.3%
Hopewell Holdings                                         320,000        950,104
                                                                    ------------
Real Estate - 7.6%
Cheung Kong Holdings Ltd.                                 160,000      1,738,536
Hongkong Land Holdings Ltd.                               196,000        736,960
Sino Land Co.                                             962,270      1,672,874
Sun Hung Kai Properties Ltd.                              137,000      1,496,112
                                                                    ------------
                                                                       5,644,482
                                                                    ------------
                                                                      22,009,876
                                                                    ------------
Technology - 15.3%
Computer Peripherals - 4.0%
Foxconn Technology Co., Ltd.                              145,550      1,417,761
High Tech Computer Corp.                                   41,000      1,014,955
Lite-On Technology Corp.                                  429,099        518,300
                                                                    ------------
                                                                       2,951,016
                                                                    ------------
Contract Manufacturing - 1.8%
HON HAI Precision Industry Co. Ltd.                       212,875      1,376,884
                                                                    ------------
Electronic Components - 1.4%
Largan Precision Co., Ltd.                                 50,900      1,010,847
                                                                    ------------
Semiconductor Components - 8.1%
Advanced Semiconductor Engineering,
   Inc. (a)                                               669,000        614,537
Novatek Microelectronics Ltd                              213,000      1,006,842

Taiwan Semiconductor Manufacturing Co.
   Ltd.                                                 2,367,959      4,331,943
                                                                    ------------
                                                                       5,953,322
                                                                    ------------
                                                                      11,292,069
                                                                    ------------
Consumer Services - 13.7%
Cellular Communications - 8.4%
China Mobile Ltd.                                         766,500      6,227,029
                                                                    ------------
Miscellaneous - 1.8%
Li & Fung Ltd.                                            495,000      1,292,180
                                                                    ------------
Retail - General Merchandise - 3.5%
Esprit Holdings Ltd.                                      260,000      2,515,523
GOME Electrical Appliances Holdings Ltd.                   86,000         74,088
                                                                    ------------
                                                                       2,589,611
                                                                    ------------
                                                                      10,108,820
                                                                    ------------
Health Care - 8.0%
Medical Products - 8.0%
Mindray Medical International Ltd. (ADR) (a)                7,500        135,750
Shandong Weigao Group Medical Polymer
   Co. Ltd.-Class H                                     6,980,000      5,277,272
Tong Ren Tang Technologies Co.
   Ltd.-Class H                                           300,000        508,807
                                                                    ------------
                                                                       5,921,829
                                                                    ------------
Energy - 8.0%
International - 1.6%
China Petroleum & Chemical Corp.-Class H                1,672,000      1,159,578
                                                                    ------------
Oil Service - 6.4%
China Oilfield Services Ltd.-Class H                    2,500,000      1,401,661
PetroChina Co., Ltd.-Class H                            2,996,000      3,306,263
                                                                    ------------
                                                                       4,707,924
                                                                    ------------
                                                                       5,867,502
                                                                    ------------
Multi Industry Companies - 6.9%
Contract Manufacturing - 0.6%
TPV Technology Ltd.                                       500,000        415,413
                                                                    ------------
Multi Industry Companies - 4.9%
Citic Pacific Ltd.                                        285,000        874,796
Jardine Matheson Holdings Ltd.                             30,000        600,000
Swire Pacific Ltd.                                        202,000      2,132,493
                                                                    ------------
                                                                       3,607,289
                                                                    ------------
Retail - General Merchandise - 1.4%
Lifestyle International Holdings Ltd.                     551,500      1,068,523
                                                                    ------------
                                                                       5,091,225
                                                                    ------------
Consumer Staples - 5.0%
Food - 3.3%
China Mengniu Dairy Co. Ltd.                              969,000      1,759,879
China Yurun Food Group Ltd.                               751,000        655,498
                                                                    ------------
                                                                       2,415,377
                                                                    ------------
Retail - Food & Drug - 1.7%
Lianhua Supermarket Holdings Co.
   Ltd.-Class H                                         1,000,000      1,266,523
                                                                    ------------
                                                                       3,681,900
                                                                    ------------

Capital Goods - 3.9%
Electrical Equipment - 2.7%
AU Optronics Corp.                                        956,912      1,289,562
Techtronic Industries Co.                                 494,000        699,007
                                                                    ------------
                                                                       1,988,569
                                                                    ------------
Machinery - 1.2%
Harbin Power Equipment-Class H                          1,000,000        859,847
                                                                    ------------
                                                                       2,848,416
                                                                    ------------
Transportation - 2.6%
Miscellaneous - 2.4%
Shun TAK Holdings Ltd.                                  1,310,000      1,728,374
                                                                    ------------
Shipping - 0.2%
Dalian Port PDA Co. Ltd.-Class H (a)                      348,000        167,999
                                                                    ------------
                                                                       1,896,373
                                                                    ------------
Basic Industry - 1.8%
Mining & Metals - 1.8%
China Shenhua Energy Co. Ltd.-Class H                     756,500      1,327,250
                                                                    ------------
Total Common Stocks
   (cost $46,937,246)                                                 70,045,260
                                                                    ------------
WARRANTS - 0.7%
Transportation - 0.7%
Miscellaneous - 0.7%
Shenzhen Expressway Co. Ltd., expiring
   7/20/09 (a)
   (cost $449,684)                                        918,700        532,846
                                                                    ------------

                                                       Principal
                                                         Amount
                                                         (000)
                                                      -----------
SHORT-TERM INVESTMENTS - 3.9%
Time Deposit - 3.9%
Society Generale
   5.29%, 11/01/06
(cost $2,900,000)                                     $     2,900      2,900,000
                                                                    ------------
Total Investments - 99.6%
   (cost $50,286,930)                                                 73,478,106
Other assets less liabilities - 0.4%                                     284,054
                                                                    ------------
Net Assets - 100.0%                                                 $ 73,762,160
                                                                    ------------

(a)  Non-income producing security.

(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2006, the aggregate market value of these securities amounted to $3,362,609 or 4.6% of net assets.

Glossary:

ADR    -    American Depositary Receipt
GDR    -    Global Depositary Reciept

Country Breakdown*

 40.3%   Hong Kong
 34.4%   China
 20.5%   Taiwan
  0.8%   Singapore
  4.0%   Short Term
------
100.0%   Total Investments
======

* All data are as of October 31, 2006. The Fund's country breakdown is expressed as a percentage of total investments and may vary over time.

Please note: The sector classifications presented herein are based on the sector catergorization methodology of the Adviser.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

     EXHIBIT NO.   DESCRIPTION OF EXHIBIT
     -----------   ----------------------
     11 (a) (1)    Certification of Principal Executive Officer Pursuant to
                   Section 302 of the Sarbanes-Oxley Act of 2002

     11 (a) (2)    Certification of Principal Financial Officer Pursuant to
                   Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Greater China '97 Fund, Inc.


By: /s/ Marc O. Mayer
    -------------------------------------
    Marc O. Mayer
    President

Date: December 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Marc O. Mayer
    -------------------------------------
    Marc O. Mayer
    President

Date: December 22, 2006


By: /s/ Joseph J. Mantineo
    -------------------------------------
    Joseph J. Mantineo
    Treasurer and Chief Financial Officer

Date: December 22, 2006